Leases - Narrative (Q1) (Details) $ in Thousands					3 Months Ended	12 Months Ended
	May 01, 2024 USD ($) extension_option	Feb. 28, 2024 USD ($) ft² extension_option	Nov. 13, 2023 operating_lease	Oct. 31, 2023 USD ($) ft²	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) operating_lease	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 07, 2024 ft²	Mar. 31, 2024 USD ($)	Jul. 17, 2023 USD ($)	Mar. 31, 2023	Oct. 24, 2022	Oct. 06, 2022 ft²	Sep. 01, 2022 ft²	Jul. 31, 2019 ft²
Operating Leased Assets [Line Items]
Right-of-use asset impairment expense						$ 710	$ 0	$ 0
Operating lease, weighted average discount rate, percent					9.90%	9.90%	9.70%			9.90%		9.70%
Minimum
Operating Leased Assets [Line Items]
Lease term					2 years	2 years
Lease renewal term (in years)					1 year	1 year
Maximum
Operating Leased Assets [Line Items]
Lease term					8 years	8 years
Lease renewal term (in years)					5 years	5 years
65 Grove Street, Watertown, MA
Operating Leased Assets [Line Items]
Area of office space leased | ft²				5,600										7,216	7,216	25,078
Letter of credit outstanding											$ 1,600
Upfront rental payment				$ 1,000
Deferred rent					$ 800	$ 800				$ 600
Right-of-use asset impairment expense					700	700
Operating lease, weighted average discount rate, percent													11.90%		11.30%	8.90%
Lease term															5 years 8 months 12 days	8 years
65 Grove Street, Watertown, MA | Letter of Credit
Operating Leased Assets [Line Items]
Restricted cash							$ 1,600
Long-term restricted cash					$ 1,400	$ 1,400	$ 1,300			$ 1,400
704 Quince Orchard Road Leases
Operating Leased Assets [Line Items]
Number of acquired operating leases | operating_lease			2			2
Operating lease, weighted average discount rate, percent			11.50%		11.50%	11.50%
Frederick Lease Agreement
Operating Leased Assets [Line Items]
Area of office space leased | ft²		19,199
Lease agreement, first month's rent paid upon execution of lease agreement		$ 100
Security deposit		$ 300
Frederick Lease Agreement | Subsequent Event
Operating Leased Assets [Line Items]
Area of office space leased | ft²		19,199							7,842
Lease term	7 years	7 years
Number of options to extend lease | extension_option	1	1
Lease renewal term (in years)	5 years	5 years
Lease agreement, monthly base rent	$ 100	$ 100
Frederick Lease Agreement | Minimum | Subsequent Event
Operating Leased Assets [Line Items]
Operating lease, cost (as a percent)	100.00%
Frederick Lease Agreement | Maximum | Subsequent Event
Operating Leased Assets [Line Items]
Operating lease, cost (as a percent)	103.00%